Principal Activities and Reorganization (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended
	May 12, 2014 shares	Aug. 14, 2013 shares	Mar. 25, 2014 CNY (¥) shares	Mar. 25, 2014 USD ($) $ / shares shares	May 14, 2014
Shandong Fuhua
Principal Activities And Reorganization [Line Items]
Indirectly Owns Ownership Through Transfer					12.55%
Administration Company [Member]
Principal Activities And Reorganization [Line Items]
Shares holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction		6,912,503
Percentage That holding Control Over Of Its Outstanding Shares Up For Sale At Public Auction		52.90%
Transfer Of Ownership					12.55%
Shandong SNTON [Member]
Principal Activities And Reorganization [Line Items]
Shares Sold Through Public Auction	6,912,503		6,912,503	6,912,503
Percentage Of Ownership Acquired Through Auction	52.90%		52.90%	52.90%
Amount Of Shares Sold Through Public Auction			¥ 101,800	$ 16,573
Sale of Stock, Price Per Share | $ / shares				$ 2.40